CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Shareholders' Equity
Convertible preferred stock, par value (in dollars per share)	$ 0	$ 0
Convertible preferred stock, shares authorized (in shares)	200,000	200,000
Convertible preferred stock, shares issued (in shares)	0	0
Convertible preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	22,251,373	22,957,323
Common stock, shares outstanding (in shares)	22,251,373	22,957,323